Annual Total Returns - Contrafund® Portfolio [BarChart] - 02.28 VIP Contrafund Portfolio Initial, Service, Service 2 PRO-13 - Contrafund® Portfolio - VIP Contrafund Portfolio-Initial VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	16.42%
Annual Return 2013	31.29%
Annual Return 2014	11.94%
Annual Return 2015	0.64%
Annual Return 2016	8.04%
Annual Return 2017	21.88%
Annual Return 2018	(6.38%)
Annual Return 2019	31.58%
Annual Return 2020	30.57%
Annual Return 2021	27.83%